Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2026
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable

The accounts receivable consists of the following:

	June 30, 2026	December 31, 2025
Accounts receivable from services	$120,000	$1,580,000
Total	120,000	1,580,000
Less: allowance for credit losses	-	-
Accounts receivable, net	$120,000	$1,580,000